Accumulated Other Comprehensive Income (Loss) - Accumulated Other Comprehensive Income (Loss) (Detail) $ in Millions	12 Months Ended
Mar. 31, 2016 USD ($)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (0.4)
Other comprehensive loss before reclassifications	0.9
Pension and post-retirement benefit adjustments	0.3
Net current-period other comprehensive income	1.2
Ending balance	0.8
Pension and Post-Retirement Benefit [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(0.3)
Pension and post-retirement benefit adjustments	0.3
Net current-period other comprehensive income	0.3
Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	0.3
Ending balance	0.3
Foreign Currency Translation [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(0.4)
Other comprehensive loss before reclassifications	0.9
Net current-period other comprehensive income	0.9
Ending balance	$ 0.5